Schedule of Pre-Tax Income (Loss) Effects of Cash Flow Hedges (Detail) (Cash Flow Hedges, USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in OCI	$ (157)		$ (499)		$ (115)		$ 1,683		$ 204
Gain (loss) reclassified into net income (loss) from OCI	13		10		35		1		13	[1]
Gain (loss) recognized in net income (loss)	(3)	[2]	(16)	[2]	(12)	[2]	49	[3]	3	[3]
Interest Rate Swaps Hedging Assets | Net Investment Income
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in OCI	(153)		(421)		(74)		1,642		206
Gain (loss) reclassified into net income (loss) from OCI	9		9		40		27		15	[1]
Interest Rate Swaps Hedging Assets | Net Investment Gains (Losses)
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in OCI			0		0		0		0
Gain (loss) reclassified into net income (loss) from OCI			1		2		2		2	[1]
Gain (loss) recognized in net income (loss)	(3)	[2]	(16)	[2]	(12)	[2]	49	[3]	3	[3]
Interest Rate Swaps Hedging Liabilities | Net Investment Gains (Losses)
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in net income (loss)	0	[2]			0	[2]	0	[3]	0	[3]
Interest Rate Swaps Hedging Liabilities | Interest Expense
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in OCI	0				0		0		(3)
Gain (loss) reclassified into net income (loss) from OCI	1				2		2		2	[1]
Forward bond purchase commitments | Net Investment Income
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in OCI	(14)		(48)		14		47
Gain (loss) reclassified into net income (loss) from OCI	0		0		0		0
Forward bond purchase commitments | Net Investment Gains (Losses)
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in net income (loss)	0	[2]	0	[2]	0	[2]	0	[3]
Inflation indexed swaps | Net Investment Income
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in OCI	9		(31)		(58)		(10)		(12)
Gain (loss) reclassified into net income (loss) from OCI	3		0		(9)		(25)		0	[1]
Inflation indexed swaps | Net Investment Gains (Losses)
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in net income (loss)	0	[2]	0	[2]	0	[2]	0	[3]	0	[3]
Foreign currency swaps | Net Investment Gains (Losses)
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in net income (loss)	0	[2]	0	[2]	0	[2]	0	[3]	0	[3]
Foreign currency swaps | Interest Expense
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in OCI	1		1		3		4		13
Gain (loss) reclassified into net income (loss) from OCI	0		0		0		(5)		(6)	[1]
Gain Or Loss Recognized In Net Income | Interest Rate Swaps Hedging Assets | Net Investment Gains (Losses)
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Gain (loss) recognized in net income (loss)			$ 0	[2]	$ 0	[2]	$ 0	[3]	$ 0	[3]

[1]	Amounts included $2 million of gains reclassified into net income (loss) for cash flow hedges that were terminated or de-designated where the effective portion is reclassified into net income (loss) when the underlying hedge item affects net income (loss).
[2]	Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.
[3]	Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.